Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 65	€ 55
Leasehold improvements and equipment	1,113	822
Total non-current assets	1,178	877
Current assets
Inventories	241	197
Trade and other receivables	1,102	2,255
Other assets	800	516
Financial assets	0	9,487
Cash and cash equivalents	39,837	35,407
Total current assets	41,980	47,862
TOTAL ASSETS	43,158	48,739
Equity
Issued capital	468	333
Capital reserves	213,778	190,862
Accumulated deficit	(182,667)	(152,444)
Total equity	31,579	38,751
Non current liabilities
Borrowings	4,086	3,617
Total non-current liabilities	4,086	3,617
Current liabilities
Trade and other payables	4,180	5,323
Borrowings	3,083	973
Deferred revenue	230	75
Total current liabilities	7,493	6,371
TOTAL EQUITY AND LIABILITIES	€ 43,158	€ 48,739